                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended December 31, 2005

MARKET CONDITIONS
During the annual period ended December 31, 2005, the economy continued to grow at a good pace, despite soaring oil prices and the Gulf Coast hurricanes. Gains in employment were respectable, and consumer confidence and spending remained largely intact. Against this backdrop, the Federal Open Market Committee (the "Fed") continued to raise the federal funds target rate. Through a series of eight increases of 25 basis points each, the Fed brought the target rate to 4.25 percent at the end of the period.

Despite the Fed's steady course, yields in the tax-free money markets fluctuated during the period, with shorter-term variable rate demand obligations (VRDOs) demonstrating greater volatility than one-year notes. For the overall period, however, yields across the municipal money market sector ended sharply higher.

The State of California enjoyed improving economic, fiscal and credit conditions throughout the period. Unemployment declined and the defense and high technology sectors experienced steady growth. These economic improvements helped to boost stronger state revenues. California also made progress in resolving some of its structural budget imbalances, spurring further investor interest in its municipal debt market. The State remained the leading issuer of debt, as financing for public infrastructure remained on the upswing under Governor Schwarzenegger.

PERFORMANCE ANALYSIS
As of December 31, 2005, Morgan Stanley California Tax-Free Daily Income Trust had net assets of approximately $171 million and an average portfolio maturity of 35 days. For the 12-month period ended December 31, 2005, the Fund provided a total return of 1.80 percent. For the seven-day period ended December 31, 2005, the Fund provided an effective annualized yield of 2.75 percent and a current yield of 2.71 percent, while its 30-day moving average yield for December was
2.46 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Throughout the period, we managed the portfolio according to our long-standing conservative discipline. Based on our view that short-term rates would continue to rise, we invested primarily in VRDOs. These securities offer daily or weekly reset features, which allowed the Fund to quickly benefit from rising short-term rates. To help offset the potential volatility associated with VRDOs without committing to the uncertainty of longer-dated municipal notes, we invested in fixed-rate tax-exempt commercial paper in the one- to three-month range. This strategy afforded us with the flexibility to invest in higher-yielding securities as they came to market.

We used our research-intensive approach to seek out investments that would add value while meeting our conservative, risk-conscious criteria. These included financings for rural schools with attractive debt characteristics and the issues of certain smaller municipalities. Additionally, we were able to increase the Fund's yield by taking advantage of seasonal imbalances in supply and demand. Generally, we favored notes with maturities in the three- to six-month range, while paring exposure to notes in the one-year range.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION

Variable Rate Municipal Obligations                                         78.8%

Municipal Notes & Bonds                                                     11.9

Tax-Exempt Commercial Paper                                                  9.3

MATURITY SCHEDULE

 1 - 30 Days                                                                86.6%

 31 - 60 Days                                                                2.9

 61 - 90 Days                                                                 --

 91 - 120 Days                                                                --

121+ Days                                                                   10.5

DATA AS OF DECEMBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY
The Fund will normally invest at least 80 percent of its net assets in high quality, short-term securities that are municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS
Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

HOUSEHOLDING NOTICE
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                                    EXPENSES PAID
                                                      BEGINNING        ENDING      DURING PERIOD *
                                                    ACCOUNT VALUE   ACCOUNT VALUE  ---------------
                                                    -------------   -------------     07/01/05 -
                                                      07/01/05         12/31/05         12/31/05
                                                    -------------   -------------  ----------------
Actual (1.02% return)                                 $ 1,000.00      $ 1,010.20      $ 3.08
Hypothetical (5% annual return before expenses)       $ 1,000.00      $ 1,022.07      $ 3.10

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.61% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/364 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIO WOULD HAVE BEEN 0.74%.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

PRINCIPAL
AMOUNT IN                                                                         COUPON     DEMAND
THOUSANDS                                                                          RATE+      DATE*        VALUE
--------------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE
               MUNICIPAL OBLIGATIONS (80.0%)
              ABAG Finance Authority for Nonprofit Corporations,
$ 2,000        Computer History Museum Ser 2002                                    4.40%    01/09/06   $   2,000,000
  4,500        Episcopal Homes Foundation Ser 2000 COPs                            3.53     01/09/06       4,500,000
              California,
  1,150        Economic Recovery Ser 2004 C-4                                      3.53     01/09/06       1,150,000
  3,000        Economic Recovery Ser 2004 C-14 (XLCA)                              3.34     01/09/06       3,000,000
  4,900       California, Ser 2004 A-9                                             3.50     01/09/06       4,900,000
  2,800       California, Ser 2005B Subser B-1                                     3.10     01/25/06       2,800,000
  1,000       California Department of WaterResources, Power Supply
               Ser 2002 B Subser B-6                                               3.62     01/03/06       1,000,000
              California Educational Facilities Authority,
  6,000        California Institute of Technology Ser 1994                         3.45     01/09/06       6,000,000
  3,000        University of San Francisco Ser 2003                                3.45     01/09/06       3,000,000
              California Statewide Communities Development Authority,
  1,800        Chabad of California Ser 2004                                       3.52     01/09/06       1,800,000
  2,600        Masters College Ser 2002                                            3.50     01/09/06       2,600,000
  3,000        University of San Diego Ser 2005                                    3.47     01/09/06       3,000,000
  3,770       California Transit Finance Authority, Ser 1997 (FSA)                 3.50     01/09/06       3,770,000
  5,000       East Bay Municipal Utility District, Wastewater
               Sub Ser 2005                                                        3.43     01/09/06       5,000,000
  7,000       Fresno, Sewer System Sublien Ser 2000 A (FGIC)                       3.34     01/09/06       7,000,000
  2,100       Hillsborough, Refg Ser 2000 A COPs                                   3.55     01/09/06       2,100,000
  3,700       Los Angeles County Metropolitan Transportation
               Authority, Prop C Sales Tax 2nd Ser 2004-A Eagle
               #20040046 (MBIA)                                                    3.55     01/09/06       3,700,000
  4,400       Los Angeles Department of Water & Power,
               Power System 2002 Ser A Subser A-8                                  3.50     01/09/06       4,400,000
  8,100       Metropolitan Water District of Southern California,
               Waterworks 2002 Ser A                                               3.53     01/09/06       8,100,000
  5,000       Mountain View, Villa Mariposa Multifamily 1985 Ser A                 3.51     01/09/06       5,000,000
  9,600       Oakland-Alameda County Coliseum Authority, Oakland
                Coliseum 2000 Refg Ser C-2                                         3.50     01/09/06       9,600,000
  1,500       Orange County Sanitation District, Ser 2000 B COPs                   3.62     01/03/06       1,500,000
  5,000       Pasadena, City Hall & Park Improvement Ser 2003
               COPs (Ambac)                                                        3.47     01/09/06       5,000,000
  1,000       Perris Unified High School District, COPs Ser 2004                   3.34     01/09/06       1,000,000
  3,900       Pittsburg Redevelopment Agency, Los Medanos Community
               Development Sub 2004 Ser A (Ambac)                                  3.75     01/03/06       3,900,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON     DEMAND
THOUSANDS                                                                          RATE+      DATE*        VALUE
--------------------------------------------------------------------------------------------------------------------
$ 7,000       Pomona Redevelopment Agency, Park & Plaza
               Apartments Ser 1998 A                                               3.48%     01/09/06  $   7,000,000
  3,800       Poway Unified School District, Ser 2004 COPs
               (FSA)                                                               3.34      01/09/06      3,800,000
  4,000       Rancho Water District Financing Authority,
               Ser 2001 B (FGIC)                                                   3.31      01/09/06      4,000,000
  2,500       Roaring Fork Municipal Products, California
               Economic Recovery Class A Certificates Ser
               2004-4 (FGIC)                                                       3.51      01/09/06      2,500,000
  3,000       Sacramento County Water Financing Authority,
               Water Agency Zones 40 & 41 P-FLOATs
               PT-1176 (Ambac)                                                     3.53      01/09/06      3,000,000
  6,000       San Francisco City & County Redevelopment
               Agency, Bayside Village Multifamily Ser
               1985 A                                                              3.45      01/09/06      6,000,000
  2,305       San Jacinto Unified School District, Ser 1998
               COPs (FSA)                                                          3.34      01/09/06      2,305,000
  3,000       Santa Clara Valley Transportation Authority,
               Sales Tax Ser 2005 B (Ambac)                                        3.44      01/09/06      3,000,000
  2,200       Snowline Joint Unified School District, Ser
               2005 COPs (FSA)                                                     3.34      01/09/06      2,200,000
  4,110       Turlock Irrigation District, Ser 1988 A                              3.55      01/09/06      4,110,000
  3,515       Yucaipa Valley Water District, Water System
               Ser 2004 COPs ROCs II-R Ser 2130 (MBIA)                             3.55      01/09/06      3,515,000
                                                                                                       -------------
              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM
               VARIABLE RATE MUNICIPAL OBLIGATIONS (COST $137,250,000)                                   137,250,000
                                                                                                       -------------

                                                                                            YIELD TO
                                                                                            MATURITY
                                                                         COUPON  MATURITY  ON DATE OF
                                                                          RATE     DATE     PURCHASE
                                                                         ------  --------  ----------
              CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (9.5%)
  2,200       Riverside County, Teeter Obligation 2005 Ser B-1            3.04%  01/23/06     3.04%        2,200,000
  3,001       Riverside County Transportation Commission, Ser B           3.13   01/27/06     3.13         3,001,000
  5,000       San Diego County Water Authority, Ser 1                     3.18   02/14/06     3.18         5,000,000
  3,000       San Francisco City & County Public Utilities
               Commission, Water Ser 2001                                 2.87   01/18/06     2.87         3,000,000
  3,000       University of California Regents, Ser A                     2.78   01/11/06     2.78         3,000,000
                                                                                                       -------------
              TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
               (COST $16,201,000)                                                                         16,201,000
                                                                                                       -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                            YIELD TO
PRINCIPAL                                                                                   MATURITY
AMOUNT IN                                                                COUPON   MATURITY ON DATE OF
THOUSANDS                                                                 RATE      DATE    PURCHASE       VALUE
--------------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES &
               BONDS (12.1%)
$ 1,000       Bassett Unified School District, Ser 2005 BANs, dtd
               09/01/05                                                   4.20%  09/01/06     2.85%    $   1,008,771
  2,000       California School Cash Reserve Program Authority,
               2005 Pool Ser A, dtd 07/06/05                              4.00   07/06/06     2.60         2,012,419
  1,500       Contra Costa County, Ser 2005 TRANs, dtd 12/02/05           4.50   12/07/06     3.30         1,516,273
  1,500       Kern County, Ser 2005 TRANs, dtd 07/05/05                   4.00   06/30/06     3.03         1,506,810
  5,000       Los Angeles Unified School District, Ser 2005 A
               TRANs, dtd 10/19/05                                        4.50   10/18/06     2.91         5,061,558
  1,270       Placentia, Ser 2005 TRANs, dtd 07/01/05                     3.75   06/30/06     2.80         1,275,816
  2,090       Santa Clara County Financing Authority, Measure B
               Transportation Improvement Ser 2003, dtd 02/15/03          4.00   08/01/06     2.80         2,104,332
  2,500       San Diego Metropolitan Transit Development Board,
               2004-05 RANs, dtd 01/13/05                                 3.50   01/04/06     2.80         2,500,169
    750        Selma, Ser 2005 TRANs, dtd 07/01/05                        4.00   06/30/06     2.80           754,341
  1,500       South Coast Local Education Agencies, Pooled TRANs
               Ser 2005 A, dtd 12/02/05                                   4.00   06/30/06     3.21         1,505,391
  1,500       University of California Regents, Ser 1998 F, dtd
               06/15/98                                                   5.00   09/01/06#    3.04         1,533,914
                                                                                                       -------------
              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL
                 NOTES & BONDS (COST $20,779,794)                                                         20,779,794
                                                                                                       -------------
              TOTAL INVESTMENTS (COST $174,230,794) (A)                                      101.6%      174,230,794
              LIABILITIES IN EXCESS OF OTHER ASSETS                                           (1.6)       (2,732,438)
                                                                                           -------     -------------
              NET ASSETS                                                                     100.0%    $ 171,498,356
                                                                                           =======     =============

----------
  BANs       BOND ANTICIPATION NOTES.
  COPs       CERTIFICATES OF PARTICIPATION.
P-FLOATS     PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS.
  RANs       REVENUE ANTICIPATION NOTES.
  ROCs       RESET OPTION CERTIFICATES.
  TRANs      TAX AND REVENUE ANTICIPATION NOTES.
    +        RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2005.
    *        DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
    #        PREREFUNDED TO CALL DATE SHOWN.
   (a)       COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:
  Ambac      Ambac ASSURANCE CORPORATION.
  FGIC       FINANCIAL GUARANTY INSURANCE COMPANY.
  FSA        FINANCIAL SECURITY ASSURANCE INC.
  MBIA       MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
  XLCA       XL CAPITAL ASSURANCE INC.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (cost $174,230,794)                                 $ 174,230,794
Cash                                                                                          252,646
Interest receivable                                                                           895,821
Prepaid expenses and other assets                                                              20,589
                                                                                        -------------
    TOTAL ASSETS                                                                          175,399,850
                                                                                        -------------
LIABILITIES:
Payable for:
    Investments purchased                                                                   3,000,274
    Shares of beneficial interest redeemed                                                    726,812
    Investment advisory fee                                                                    47,449
    Distribution fee                                                                           14,321
    Administration fee                                                                          7,161
    Transfer agent fee                                                                          1,514
Accrued expenses and other payables                                                           103,963
                                                                                        -------------
    TOTAL LIABILITIES                                                                       3,901,494
                                                                                        -------------
    NET ASSETS                                                                          $ 171,498,356
                                                                                        =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $ 171,496,341
Accumulated undistributed net investment income                                                 2,015
                                                                                        -------------
    NET ASSETS                                                                          $ 171,498,356
                                                                                        =============
NET ASSET VALUE PER SHARE
171,488,507 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)          $        1.00
                                                                                        =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

NET INVESTMENT INCOME:

Interest Income                                                                         $   4,350,271
                                                                                        -------------
EXPENSES
Investment advisory fee                                                                       825,144
Distribution fee                                                                              183,365
Administration fee                                                                             91,683
Transfer agent fees and expenses                                                               87,513
Professional fees                                                                              66,719
Shareholder reports and notices                                                                51,429
Custodian fees                                                                                 11,420
Trustees' fees and expenses                                                                     9,562
Registration fees                                                                               8,116
Other                                                                                          14,502
                                                                                        -------------
    TOTAL EXPENSES                                                                          1,349,453
Less: amounts waived                                                                         (238,317)
Less: expense offset                                                                          (10,945)
                                                                                        -------------
    NET EXPENSES                                                                            1,100,191
                                                                                        -------------
NET INVESTMENT INCOME                                                                   $   3,250,080
                                                                                        =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR            FOR THE YEAR
                                                                 ENDED                    ENDED
                                                           DECEMBER 31, 2005        DECEMBER 31, 2004
                                                         ----------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                      $       3,250,080        $       1,219,055
Dividends to shareholders from net
investment income                                                 (3,249,928)              (1,219,176)
Net decrease from transactions in shares of
beneficial interest                                              (24,070,987)             (53,926,597)
                                                           -----------------        -----------------

    NET DECREASE                                                 (24,070,835)             (53,926,718)

NET ASSETS:
Beginning of period                                              195,569,191              249,495,909
                                                           -----------------        -----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT
INCOME OF $2,015 AND $1,863, RESPECTIVELY)                 $     171,498,356        $     195,569,191
                                                           =================        =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley California Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pusuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2005, aggregated $422,143,792 and $445,998,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2005, included in Trustees' fees and expenses in the Statement of

Operations amounted to $7,356. At December 31, 2005, the Fund had an accrued pension liability of $63,307 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                FOR THE YEAR           FOR THE YEAR
                                                                    ENDED                  ENDED
                                                              DECEMBER 31, 2005      DECEMBER 31, 2004
                                                              -----------------      -----------------
Shares sold                                                      303,089,677            378,819,047
Shares issued in reinvestment of dividends                         3,249,928              1,219,176
                                                                ------------           ------------
                                                                 306,339,605            380,038,223
Shares redeemed                                                 (330,410,592)          (433,964,820)
                                                                ------------           ------------
Net decrease in shares outstanding                               (24,070,987)           (53,926,597)
                                                                ============           ============

6. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                         ----------------------------------------------------------------------------------------
                                             2005                  2004               2003               2002            2001
                                         ------------          ------------       ------------       ------------    ------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period     $       1.00          $       1.00       $       1.00       $       1.00    $       1.00
                                         ------------          ------------       ------------       ------------    ------------
Net income from investment
  operations                                    0.018                 0.006              0.003              0.007           0.017
Less dividends from net investment
  income                                       (0.018)               (0.006)            (0.003)            (0.007)         (0.017)
                                         ------------          ------------       ------------       ------------    ------------

Net asset value, end of period           $       1.00          $       1.00       $       1.00       $       1.00    $       1.00
                                         ============          ============       ============       ============    ============

TOTAL RETURN                                     1.80%                 0.58%              0.33%              0.71%           1.76%

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                 0.61%(1)(2)           0.64%(2)           0.70%(1)           0.69%           0.69%
Net investment income                            1.77%(2)              0.55%(2)           0.33%              0.70%           1.72%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  $    171,498          $    195,569       $    249,496       $    275,271    $    275,985

----------
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                        EXPENSE        NET INVESTMENT
                  PERIOD ENDED                           RATIO          INCOME RATIO
                 ----------------                    --------------  ------------------
                 DECEMBER 31, 2005                        0.74%             1.64%
                 DECEMBER 31, 2004                        0.72              0.47

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Tax-Free Daily Income Trust (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Tax-Free Daily Income Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 17, 2006

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND
                                            TERM OF                                     COMPLEX
                           POSITION(S)     OFFICE AND                                   OVERSEEN
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)          BY        OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE      REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS**       TRUSTEE***           BY TRUSTEE
------------------------  -------------  -------------  ----------------------------  ------------  ---------------------------
Michael Bozic (64)        Trustee        Since          Private Investor; Director    197           Director of various
c/o Kramer Levin                         April 1994     or Trustee of the Retail                    business organizations.
Naftalis & Frankel LLP                                  Funds (since April 1994)
Counsel to the                                          and the Institutional Funds
Independent Trustees                                    (since July 2003); formerly
1177 Avenue of the                                      Vice Chairman of Kmart
Americas                                                Corporation (December
New York, NY 10036                                      1998-October 2000),
                                                        Chairman and Chief
                                                        Executive Officer of Levitz
                                                        Furniture Corporation
                                                        (November 1995-November
                                                        1998) and President and
                                                        Chief Executive Officer of
                                                        Hills Department Stores
                                                        (May 1991-July 1995);
                                                        formerly variously
                                                        Chairman, Chief Executive
                                                        Officer, President and
                                                        Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (73)        Trustee        Since          Consultant; Director or       197           Director of Franklin Covey
1031 N. Chartwell Court                  January 1993   Trustee of the Retail Funds                 (time management systems),
Salt Lake City, UT 84103                                (since January 1993) and                    BMW Bank of North America,
                                                        the Institutional Funds                     Inc. (industrial loan
                                                        (since July 2003); member                   corporation), Escrow Bank
                                                        of the Utah Regional                        USA (industrial loan
                                                        Advisory Board of Pacific                   corporation), United Space
                                                        Corp. (utility company);                    Alliance (joint venture
                                                        formerly Managing Director                  between Lockheed Martin
                                                        of Summit Ventures LLC                      and the Boeing Company)
                                                        (2000-2004) (lobbying and                   and Nuskin Asia Pacific
                                                        consulting firm); United                    (multilevel marketing);
                                                        States Senator (R-Utah)                     member of the board of
                                                        (1974-1992) and Chairman,                   various civic and
                                                        Senate Banking Committee                    charitable organizations.
                                                        (1980-1986), Mayor of Salt
                                                        Lake City, Utah
                                                        (1971-1974), Astronaut,
                                                        Space Shuttle Discovery
                                                        (April 12-19, 1985), and
                                                        Vice Chairman, Huntsman
                                                        Corporation (chemical
                                                        company).

Wayne E. Hedien (71)      Trustee        Since          Retired; Director or          197           Director of The PMI Group
c/o Kramer Levin                         September 1997 Trustee of the Retail Funds                 Inc. (private mortgage
Naftalis & Frankel LLP                                  (since September 1997) and                  insurance); Trustee and
Counsel to the                                          the Institutional Funds                     Vice Chairman of The Field
Independent Trustees                                    (since July 2003); formerly                 Museum of Natural History;
1177 Avenue of the                                      associated with the                         director of various other
Americas                                                Allstate Companies                          business and charitable
New York, NY 10036                                      (1966-1994), most recently                  organizations.
                                                        as Chairman of The Allstate
                                                        Corporation (March
                                                        1993-December 1994) and
                                                        Chairman and Chief
                                                        Executive Officer of its
                                                        wholly-owned subsidiary,
                                                        Allstate Insurance Company
                                                        (July 1989-December 1994).

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND
                                            TERM OF                                     COMPLEX
                           POSITION(S)     OFFICE AND                                   OVERSEEN
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)          BY        OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE      REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS**       TRUSTEE***           BY TRUSTEE
------------------------  -------------  -------------  ----------------------------  ------------  ---------------------------
Dr. Manuel H. Johnson     Trustee        Since          Senior Partner, Johnson       197           Director of NVR, Inc.
(56)                                     July 1991      Smick International, Inc.,                  (home construction);
c/o Johnson Smick Group,                                a consulting firm; Chairman                 Director of KFX Energy;
Inc.                                                    of the Audit Committee and                  Director of RBS Greenwich
888 16th Street, NW                                     Director or Trustee of the                  Capital Holdings
Suite 740                                               Retail Funds (since July                    (financial holding
Washington, D.C. 20006                                  1991) and the Institutional                 company).
                                                        Funds (since July 2003);
                                                        Co-Chairman and a founder
                                                        of the Group of Seven
                                                        Council (G7C), an
                                                        international economic
                                                        commission; formerly Vice
                                                        Chairman of the Board of
                                                        Governors of the Federal
                                                        Reserve System and
                                                        Assistant Secretary of the
                                                        U.S. Treasury.

Joseph J. Kearns (63)     Trustee        Since          President, Kearns &           198           Director of Electro Rent
c/o Kearns & Associates                  July 2003      Associates LLC (investment                  Corporation (equipment
LLC                                                     consulting); Deputy                         leasing), The Ford Family
PMB754                                                  Chairman of the Audit                       Foundation, and the UCLA
23852 Pacific Coast                                     Committee and Director or                   Foundation.
Highway                                                 Trustee of the Retail Funds
Malibu, CA 90265                                        (since July 2003) and the
                                                        Institutional Funds (since
                                                        August 1994); previously
                                                        Chairman of the Audit
                                                        Committee of the
                                                        Institutional Funds
                                                        (October 2001-July 2003);
                                                        formerly CFO of the J. Paul
                                                        Getty Trust.

Michael E. Nugent (69)    Trustee        Since          General Partner of Triumph    197           None.
c/o Triumph Capital,                     July 1991      Capital, L.P., a private
L.P.                                                    investment partnership;
445 Park Avenue                                         Chairman of the Insurance
New York, NY 10022                                      Committee and Director or
                                                        Trustee of the Retail Funds
                                                        (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (73)          Trustee        Since          Chairman of Lumelite          198           Trustee and Director of
c/o Lumelite Plastics                    July 2003      Plastics Corporation;                       certain investment
Corporation                                             Chairman of the Governance                  companies in the JPMorgan
85 Charles Colman Blvd.                                 Committee and Director or                   Funds complex managed by
Pawling, NY 12564                                       Trustee of the Retail Funds                 J.P. Morgan Investment
                                                        (since July 2003) and the                   Management Inc.
                                                        Institutional Funds (since
                                                        June 1992).

INTERESTED TRUSTEES:

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND
                                            TERM OF                                     COMPLEX
                           POSITION(S)     OFFICE AND                                   OVERSEEN
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)          BY        OTHER DIRECTORSHIPS HELD
   INTERESTED TRUSTEE      REGISTRANT     TIME SERVED*     DURING PAST 5 YEARS**       TRUSTEE***           BY TRUSTEE
------------------------  -------------  -------------  ----------------------------  ------------  ---------------------------
Charles A. Fiumefreddo    Chairman of    Since          Chairman and Director or      197           None.
(72)                      the Board      July 1991      Trustee of the Retail Funds
c/o Morgan Stanley Trust  and Trustee                   (since July 1991) and the
Harborside Financial                                    Institutional Funds (since
Center,                                                 July 2003); formerly Chief
Plaza Two,                                              Executive Officer of the
Jersey City, NJ 07311                                   Retail Funds (until
                                                        September 2002).

James F. Higgins (57)     Trustee        Since          Director or Trustee of the    197           Director of AXA Financial,
c/o Morgan Stanley Trust                 June 2000      Retail Funds (since June                    Inc. and The Equitable
Harborside Financial                                    2000) and the Institutional                 Life Assurance Society of
Center,                                                 Funds (since July 2003);                    the United States
Plaza Two,                                              Senior Advisor of Morgan                    (financial services).
Jersey City, NJ 07311                                   Stanley (since August
                                                        2000); Director of the
                                                        Distributor and Dean Witter
                                                        Realty Inc.; previously
                                                        President and Chief
                                                        Operating Officer of the
                                                        Private Client Group of
                                                        Morgan Stanley (May
                                                        1999-August 2000), and
                                                        President and Chief
                                                        Operating Officer of
                                                        Individual Securities of
                                                        Morgan Stanley (February
                                                        1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
    EXECUTIVE OFFICER            REGISTRANT        TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------   -----------------   -----------------   ----------------------------------------------------------
Ronald E. Robison (66)       President and       Since May 2003      President (since September 2005) and Principal Executive
1221 Avenue of the           Principal                               Officer of funds in the Fund Complex (since May 2003);
Americas                     Executive Officer                       Managing Director of Morgan Stanley & Co. Incorporated
New York, NY 10020                                                   and Morgan Stanley; Managing Director and Director of
                                                                     Morgan Stanley Investment Management Inc., Morgan Stanley
                                                                     Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                                     Managing Director, Chief Administrative Officer and
                                                                     Director of Morgan Stanley Investment Advisors Inc. and
                                                                     Morgan Stanley Services Company Inc.; Chief Executive
                                                                     Officer and Director of Morgan Stanley Trust; Director of
                                                                     Morgan Stanley SICAV (since May 2004); President (since
                                                                     September 2005) and Principal Executive Officer (since
                                                                     May 2003) of the Van Kampen Funds; previously, Executive
                                                                     Vice President (July 2003-September 2005) of funds in the
                                                                     Fund Complex and the Van Kampen Funds. He was also
                                                                     previously President and Director of the Institutional
                                                                     Funds (March 2001-July 2003), Chief Global Operations
                                                                     Officer of Morgan Stanley Investment Management Inc. and
                                                                     Chief Executive Officer and Chairman of Van Kampen
                                                                     Investor Services.

J. David Germany (51)        Vice President      Since               Managing Director and Chief Investment Officer - Global
25 Cabot Square,                                 February 2006       Fixed Income of Morgan Stanley Investment Management
Canary Wharf, London,                                                Inc., Morgan Stanley Investment Advisors Inc. and Van
United Kingdom E144QA                                                Kampen Asset Management. Managing Director and Director
                                                                     of Morgan Stanley Investment Management Ltd. Vice
                                                                     President (since February 2006) of the Morgan Stanley
                                                                     Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52)          Vice President      Since               Managing Director and Chief Investment Officer - Global
1221 Avenue of the                               February 2006       Equity of Morgan Stanley Investment Advisors Inc., Morgan
Americas                                                             Stanley Investment Management Inc. and Van Kampen Asset
New York, NY 10020                                                   Management. Vice President (since February 2006) of the
                                                                     Morgan Stanley Retail Funds and Morgan Stanley
                                                                     Institutional Funds. Previously, Managing Director and
                                                                     Director of Global Equity Research at Morgan Stanley.

Barry Fink (50)              Vice President      Since               General Counsel (since May 2000) and Managing Director
1221 Avenue of the                               February 1997       (since December 2000) of Morgan Stanley Investment
Americas                                                             Management; Managing Director (since December 2000) of
New York, NY 10020                                                   the Investment Adviser and the Administrator; Vice
                                                                     President of the Retail Funds; Assistant Secretary of
                                                                     Morgan Stanley DW; Vice President of the Institutional
                                                                     Funds (since July 2003); Managing Director, Secretary and
                                                                     Director of the Distributor; previously Secretary
                                                                     (February 1997-July 2003) and General Counsel (February
                                                                     1997-April 2004) of the Retail Funds; previously
                                                                     Secretary (1997-2006) and Director (1997-2005) of the
                                                                     Investment Adviser and the Administrator; and Secretary
                                                                     and Director of the Distributor (1997-2005).

Amy R. Doberman (43)         Vice President      Since July 2004     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the                                                   Management; Managing Director (since July 2004) and
Americas                                                             Secretary (since February 2006) of Morgan Stanley
New York, NY 10020                                                   Investment Management Inc. and the Investment Adviser,
                                                                     Managing Director and Secretary of the Distributor (since
                                                                     February 2006); Managing Director (since February 2005)
                                                                     and Secretary (since February 2006) of the Administrator;
                                                                     Vice President of the Institutional and Retail Funds
                                                                     (since July 2004); various positions with the Van Kampen
                                                                     Funds and certain of their service providers; previously,
                                                                     Managing Director and General Counsel - Americas, UBS
                                                                     Global Asset Management (July 2000-July 2004).

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
    EXECUTIVE OFFICER            REGISTRANT        TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------   -----------------   -----------------   ----------------------------------------------------------
Carsten Otto (42)            Chief Compliance    Since October       Managing Director and U.S. Director of Compliance for
1221 Avenue of the           Officer             2004                Morgan Stanley Investment Management Inc. (since October
Americas                                                             2004); Managing Director of the Investment Adviser and
New York, NY 10020                                                   Morgan Stanley Investment Management Inc.; formerly
                                                                     Assistant Secretary and Assistant General Counsel of the
                                                                     Morgan Stanley Retail Funds.

Stefanie V. Chang (39)       Vice President      Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the                                                   Morgan Stanley Investment Management Inc. and the
Americas                                                             Investment Adviser; Vice President of the Institutional
New York, NY 10020                                                   Funds (since December 1997) and the Retail Funds (since
                                                                     July 2003); various positions with the Van Kampen Funds;
                                                                     formerly practiced law with the New York law firm of
                                                                     Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)        Treasurer and       Treasurer since     Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust     Chief Financial     July 2003 and       Administration (since December 2001); previously, Vice
Harborside Financial         Officer             Chief Financial     President of the Retail Funds (September 2002-July 2003);
Center,                                          Officer since       Vice President of the Investment Adviser and the
Plaza Two,                                       September 2002      Administrator (August 2000-November 2001).
Jersey City, NJ 07311

Thomas F. Caloia (59)        Vice President      Since July 2003     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                             Treasurer of the Investment Adviser, the Distributor and
Harborside Financial                                                 the Administrator; previously Treasurer of the Retail
Center,                                                              Funds (April 1989-July 2003); formerly First Vice
Plaza Two,                                                           President of the Investment Adviser, the Distributor and
Jersey City, NJ 07311                                                the Administrator.

Mary E. Mullin (38)          Secretary           Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the                                                   Morgan Stanley Investment Management Inc. and the
Americas                                                             Investment Adviser; Secretary of the Institutional Funds
New York, NY 10020                                                   (since June 1999) and the Retail Funds (since July 2003);
                                                                     formerly practiced law with the New York law firms of
                                                                     McDermott, Will & Emery and Skadden, Arps, Slate, Meagher
                                                                     & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          For the year ended December 31, 2005, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38555RPT-RA06-00119P-Y12/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                             CALIFORNIA TAX-FREE
                                                              DAILY INCOME TRUST


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

         2005

                                                          REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                                    $ 26,938       N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES                       $    540 (2)   $    (2)
                 TAX FEES                                 $  4,985 (3)   $    (4)
                 ALL OTHER FEES                           $      -       $  -
            TOTAL NON-AUDIT FEES                          $  5,525       $

            TOTAL                                         $ 32,463       $

         2004

                                                          REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                                    $ 25,660       N/A

            NON-AUDIT FEES

                 AUDIT-RELATED FEES                       $    452 (2)   $ 3,746,495 (2)
                 TAX FEES                                 $  5,227 (3)   $    79,800 (4)
                 ALL OTHER FEES                           $      -       $         - (5)
            TOTAL NON-AUDIT FEES                          $  5,679       $ 3,826,295

            TOTAL                                         $ 31,339       $ 3,826,295

            N/A- Not applicable, as not required by Item 4.

            (1) Covered Entities include the Adviser (excluding sub-advisors)
                and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
            (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
            (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
            (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
            (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004 (1)

     1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006